American Funds Global Insight FundSM Summary prospectus January 1, 2022 (as supplemented May 1, 2022)

Class	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1
	AGVFX	AGVDX	AGVTX	AGVEX	AGVGX	AGVHX	CGVYX	CGVBX	CGVEX	CGVTX	CGVFX
Class	529-F-2	529-F-3	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
	CGVGX	CGVHX	RGLAX	RGLBX	RGLHX	RGLDX	RGLEX	RGLJX	RGLFX	RGLGX

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information, reports to shareholders and other information about the fund online at capitalgroup.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, each dated January 1, 2022 (and in each case, as supplemented to date), are incorporated by reference into this summary prospectus.

Investment objective The fund’s investment objective is to provide prudent growth of capital and conservation of principal.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 33 of the prospectus and on page 69 of the fund’s statement of additional information, and in the sales charge waiver appendix to this prospectus.

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	3.50%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

1     American Funds Global Insight Fund / Summary prospectus

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees[2]	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25	0.25	none	none	0.25
Other expenses	0.14	0.14	0.16	0.16	0.14	0.05	0.18
Total annual fund operating expenses	0.85	1.55	0.82	0.82	0.55	0.46	0.84

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees[2]	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%
Distribution and/or service (12b-1) fees	1.00	0.50	0.25	0.25	none	none	1.00
Other expenses	0.18	0.16	0.20	0.21	0.19	0.15	0.21
Total annual fund operating expenses	1.59	1.07	0.86	0.87	0.60	0.56	1.62
Expense reimbursement	—	—	—	—	—	0.05[3]	—
Total annual fund operating expenses after expense reimbursement	1.59	1.07	0.86	0.87	0.60	0.51	1.62

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees[2]	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.32	0.23	0.16	0.15	0.21	0.10	0.05
Total annual fund operating expenses	1.48	1.24	1.07	0.81	0.62	0.51	0.46
Expense reimbursement	—	0.01[3]	—	0.02[3]	0.03[3]	0.03[3]	—
Total annual fund operating expenses after expense reimbursement	1.48	1.23	1.07	0.79	0.59	0.48	0.46
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
[2]	Restated to reflect current fees.
[3]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

American Funds Global Insight Fund / Summary prospectus     2

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$657	$258	$332	$84	$56	$47	$433	$262	$109	$336	$89	$61	$52	$165
3 years	831	490	505	262	176	148	609	502	340	518	278	192	174	511
5 years	1,019	845	694	455	307	258	800	866	590	715	482	335	308	881
10 years	1,564	1,657	1,238	1,014	689	579	1,351	1,417	1,306	1,284	1,073	750	697	1,922

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$151	$125	$109	$81	$60	$49	$47		1 year	$158	$162
3 years	468	392	340	257	196	161	148		3 years	490	502
5 years	808	680	590	448	343	282	258		5 years	845	866
10 years	1,768	1,499	1,306	1,000	771	638	579		10 years	1,657	1,417

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 6% of the average value of its portfolio.

3     American Funds Global Insight Fund / Summary prospectus

Principal investment strategies The fund invests primarily in common stocks of issuers around the world that the investment adviser believes have the potential for growth, many of which have the potential to pay dividends. Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities. The fund will allocate its assets among various countries, including the United States (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers outside the United States (at least 40% of its net assets – unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets). The fund may invest up to 10% of its net assets in the securities of issuers based in emerging markets.

In pursuing the fund’s objective, the fund’s investment adviser focuses primarily on companies with attributes that are associated with long-term growth and resilience to market declines, such as strong management, participation in a growing market, strong balance sheets, payment of dividends and the potential for above average growth in earnings, revenues, book value, cash flow and/or return on assets.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Global Insight Fund / Summary prospectus     4

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities

5     American Funds Global Insight Fund / Summary prospectus

purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Investment results for Class 529-F-2 and Class 529-F-3 shares will be shown after these share classes have had annual returns for at least one calendar year. Class 529-F-2 and Class 529-F-3 shares will invest in the same securities as the other share classes of the fund but their results may vary from that of other share classes based on their respective fees and expenses. If expenses of the Class 529-F-2 and Class 529-F-3 are higher, then results would be lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

American Funds Global Insight Fund / Summary prospectus     6

Average annual total returns For the periods ended December 31, 2020:
Share class	Inception date	1 year	5 years	Lifetime (4/1/2011)
F-3 − Before taxes	4/1/2011	16.00%	13.29%	9.94%
− After taxes on distributions		15.82	12.58	9.37
− After taxes on distributions and sale of fund shares		9.67	10.62	8.11

Share classes (before taxes)	Inception date	1 year	Lifetime
A (with maximum sales charge)	11/8/2019	8.88%	11.58%
C	11/8/2019	13.71	16.78
F-1	11/8/2019	15.58	17.55
F-2	11/8/2019	15.92	17.86
529-A (with maximum sales charge)	11/8/2019	11.41	13.84
529-C	11/8/2019	13.77	16.83
529-E	11/8/2019	15.34	17.35
529-F-1	11/8/2019	15.83	17.78
R-1	11/8/2019	15.77	17.72
R-2	11/8/2019	15.47	17.42
R-2E	11/8/2019	16.02	17.93
R-3	11/8/2019	15.59	17.56
R-4	11/8/2019	15.89	17.84
R-5E	11/8/2019	16.03	17.95
R-5	11/8/2019	16.00	17.94
R-6	11/8/2019	15.96	17.92

Indexes	1 year	5 years	Lifetime (4/1/2011)
MSCI World Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	15.90%	12.19%	9.55%
Class F-3 annualized 30-day yield at October 31, 2021: 1.07% (For current yield information, please call American Funds Service Company at (800) 421-4225 or visit capitalgroup.com.)

7     American Funds Global Insight Fund / Summary prospectus

The fund was organized for the purpose of effecting the reorganization of Capital Group Global Equity Fund (the “predecessor fund”) into a new Delaware statutory trust. The fund acquired the assets and assumed the liabilities of the predecessor fund on November 8, 2019, and the predecessor fund is the accounting and performance survivor of the reorganization. This means that the predecessor fund’s performance and financial history have been adopted by the fund and will be used going forward from the date of reorganization. Except where the context indicates otherwise, all references herein to the “fund” include the predecessor fund prior to November 8, 2019. In connection with the reorganization, former shareholders of the predecessor fund received Class F-3 shares of the fund. The performance of Class F-3 shares of the fund includes the performance of the predecessor fund prior to the reorganization. Class F-3 shares of the fund have the same expenses as shares of the predecessor fund. The inception date shown in the table for Class F-3 shares is that of the predecessor fund.

After-tax returns are shown only for Class F-3 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

American Funds Global Insight Fund / Summary prospectus     8

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Gerald Du Manoir Senior Vice President	11 years	Partner – Capital International Investors
Gregory D. Fuss Senior Vice President	9 years	Partner – Capital International Investors
William L. Robbins Senior Vice President	8 years	Partner – Capital International Investors
Steven T. Watson Senior Vice President	5 years	Partner – Capital International Investors
Philip Winston Senior Vice President	8 years	Partner – Capital International Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is normally $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account. For accounts with Class F-3 shares held and serviced by the fund’s transfer agent, the minimum investment amount is $1 million.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial professional or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at capitalgroup.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

9     American Funds Global Insight Fund / Summary prospectus

Notes

American Funds Global Insight Fund / Summary prospectus     10

You can access the fund’s statutory prospectus or SAI at capitalgroup.com/prospectus.
MFGEIPX-122-0122P Litho in USA CGD/UNL/10571 Investment Company File No. 811-23468

Prospectus Supplement May 1, 2022

For the following funds with prospectuses dated
August 1, 2021 – March 1, 2022 (as supplemented to date):

American Funds Corporate Bond Fund®

American Funds Developing World Growth and Income FundSM

American Funds Emerging Markets Bond Fund®
American Funds Global Insight FundSM

American Funds Inflation Linked Bond Fund®

American Funds International Vantage FundSM American Funds Mortgage Fund® American Funds Multi-Sector Income FundSM American Funds Strategic Bond FundSM Short-Term Bond Fund of America®

Changes apply to all funds unless otherwise noted.

1. The “Annual fund operating expenses” and “Example” tables in the “Fees and expenses of the fund” summary section of the prospectus for each of the funds listed above, except American Funds Emerging Markets Bond Fund, are amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

American Funds Corporate Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees[2]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25	0.25	none	none	0.23
Other expenses	0.17	0.16	0.19	0.18	0.17	0.07	0.22
Total annual fund operating expenses	0.72	1.41	0.69	0.68	0.42	0.32	0.70
Expense reimbursement[3]	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Total annual fund operating expenses after expense reimbursement	0.71	1.40	0.68	0.67	0.41	0.31	0.69

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees[2]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	1.00	0.50	0.25	0.25	none	none	1.00
Other expenses	0.22	0.16	0.24	0.21	0.19	0.13	0.14
Total annual fund operating expenses	1.47	0.91	0.74	0.71	0.44	0.38	1.39
Expense reimbursement[3]	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Total annual fund operating expenses after expense reimbursement	1.46	0.90	0.73	0.70	0.43	0.37	1.38

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees[2]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.38	0.28	0.21	0.16	0.24	0.13	0.07
Total annual fund operating expenses	1.38	1.13	0.96	0.66	0.49	0.38	0.32
Expense reimbursement[3]	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Total annual fund operating expenses after expense reimbursement	1.37	1.12	0.95	0.65	0.48	0.37	0.31

3 The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$445	$243	$318	$68	$42	$32	$418	$249	$92	$323	$72	$44	$38	$140
3 years	596	445	464	217	134	102	565	464	289	480	226	140	121	439
5 years	760	770	624	378	234	179	725	802	503	650	394	245	212	760
10 years	1,235	1,502	1,086	846	529	405	1,189	1,265	1,119	1,145	882	554	479	1,668

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$139	$114	$97	$66	$49	$38	$32		1 year	$143	$149
3 years	436	358	305	210	156	121	102		3 years	445	464
5 years	754	621	530	367	273	212	179		5 years	770	802
10 years	1,657	1,374	1,177	822	615	479	405		10 years	1,502	1,265

American Funds Developing World Growth and Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees[3]	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or service (12b-1) fees	0.26	1.00	0.25	0.25	none	none	0.24
Other expenses	0.26	0.26	0.28	0.25	0.22	0.12	0.31
Total annual fund operating expenses	1.17	1.91	1.18	1.15	0.87	0.77	1.20

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees[3]	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or service (12b-1) fees	1.00	0.50	0.25	0.25	none	none	1.00
Other expenses	0.31	0.21	0.32	0.30	0.23	0.21	0.20
Total annual fund operating expenses	1.96	1.36	1.22	1.20	0.88	0.86	1.85
Expense reimbursement	—	—	—	—	—	0.03[2]	—
Total annual fund operating expenses after expense reimbursement	1.96	1.36	1.22	1.20	0.88	0.83	1.85

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees[3]	0.65%	0.65	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.46	0.32	0.26	0.21	0.27	0.17	0.12
Total annual fund operating expenses	1.86	1.57	1.41	1.11	0.92	0.82	0.77

2 The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

3 Restated to reflect current fees.

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$687	$294	$367	$117	$89	$79	$468	$299	$138	$371	$122	$90	$85	$188
3 years	925	600	615	365	278	246	718	615	431	628	381	281	271	582
5 years	1,182	1,032	883	633	482	428	987	1,057	745	904	660	488	474	1,001
10 years	1,914	2,040	1,646	1,398	1,073	954	1,754	1,823	1,635	1,690	1,455	1,084	1,058	2,169

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$189	$160	$144	$113	$94	$84	$79		1 year	$194	$199
3 years	585	496	446	353	293	262	246		3 years	600	615
5 years	1,006	855	771	612	509	455	428		5 years	1,032	1,057
10 years	2,180	1,867	1,691	1,352	1,131	1,014	954		10 years	2,040	1,823

American Funds Global Insight Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees[2]	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25	0.25	none	none	0.25
Other expenses	0.14	0.14	0.16	0.16	0.14	0.05	0.18
Total annual fund operating expenses	0.85	1.55	0.82	0.82	0.55	0.46	0.84

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees[2]	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%
Distribution and/or service (12b-1) fees	1.00	0.50	0.25	0.25	none	none	1.00
Other expenses	0.18	0.16	0.20	0.21	0.19	0.15	0.21
Total annual fund operating expenses	1.59	1.07	0.86	0.87	0.60	0.56	1.62
Expense reimbursement	—	—	—	—	—	0.05[3]	—
Total annual fund operating expenses after expense reimbursement	1.59	1.07	0.86	0.87	0.60	0.51	1.62

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees[2]	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.32	0.23	0.16	0.15	0.21	0.10	0.05
Total annual fund operating expenses	1.48	1.24	1.07	0.81	0.62	0.51	0.46
Expense reimbursement	—	0.01[3]	—	0.02[3]	0.03[3]	0.03[3]	—
Total annual fund operating expenses after expense reimbursement	1.48	1.23	1.07	0.79	0.59	0.48	0.46

3 The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$657	$258	$332	$84	$56	$47	$433	$262	$109	$336	$89	$61	$52	$165
3 years	831	490	505	262	176	148	609	502	340	518	278	192	174	511
5 years	1,019	845	694	455	307	258	800	866	590	715	482	335	308	881
10 years	1,564	1,657	1,238	1,014	689	579	1,351	1,417	1,306	1,284	1,073	750	697	1,922

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$151	$125	$109	$81	$60	$49	$47		1 year	$158	$162
3 years	468	392	340	257	196	161	148		3 years	490	502
5 years	808	680	590	448	343	282	258		5 years	845	866
10 years	1,768	1,499	1,306	1,000	771	638	579		10 years	1,657	1,417

American Funds Inflation Linked Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees[3]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25	0.25	none	none	0.23
Other expenses	0.12	0.11	0.14	0.16	0.14	0.05	0.17
Total annual fund operating expenses	0.67	1.36	0.64	0.66	0.39	0.30	0.65

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees[3]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	1.00	0.50	0.25	0.25	none	none	1.00
Other expenses	0.17	0.13	0.19	0.21	0.16	0.14	0.20
Total annual fund operating expenses	1.42	0.88	0.69	0.71	0.41	0.39	1.45
Expense reimbursement	—	—	—	—	—	0.04[2]	—
Total annual fund operating expenses after expense reimbursement	1.42	0.88	0.69	0.71	0.41	0.35	1.45

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees[3]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.35	0.25	0.19	0.13	0.19	0.09	0.05
Total annual fund operating expenses	1.35	1.10	0.94	0.63	0.44	0.34	0.30

2 The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

3 Restated to reflect current fees.

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$317	$238	$314	$67	$40	$31	$315	$245	$90	$319	$73	$42	$36	$148
3 years	459	431	450	211	125	97	453	449	281	465	227	132	121	459
5 years	614	745	598	368	219	169	603	776	488	625	395	230	215	792
10 years	1,064	1,446	1,028	822	493	381	1,040	1,208	1,084	1,087	883	518	489	1,735

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$137	$112	$96	$64	$45	$35	$31		1 year	$138	$145
3 years	428	350	300	202	141	109	97		3 years	431	449
5 years	739	606	520	351	246	191	169		5 years	745	776
10 years	1,624	1,340	1,155	786	555	431	381		10 years	1,446	1,208

American Funds International Vantage Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees[3]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25	0.25	none	none	0.25
Other expenses	0.22	0.22	0.23	0.21	0.20	0.11	0.27
Total annual fund operating expenses	1.00	1.70	0.96	0.94	0.68	0.59	1.00
Expense reimbursement[2]	0.03	0.03	0.03	0.03	0.03	0.06	0.03
Total annual fund operating expenses after expense reimbursement	0.97	1.67	0.93	0.91	0.65	0.53	0.97

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees[3]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and/or service (12b-1) fees	1.00	0.50	0.25	0.25	none	none	1.00
Other expenses	0.26	0.23	0.28	0.27	0.25	0.20	0.21
Total annual fund operating expenses	1.74	1.21	1.01	1.00	0.73	0.68	1.69
Expense reimbursement[2]	0.03	0.03	0.03	0.03	0.03	0.08	0.04
Total annual fund operating expenses after expense reimbursement	1.71	1.18	0.98	0.97	0.70	0.60	1.65

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees[3]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.42	0.31	0.25	0.19	0.27	0.15	0.11
Total annual fund operating expenses	1.65	1.39	1.23	0.92	0.75	0.63	0.59
Expense reimbursement[2]	0.03	0.03	0.04	0.04	0.07	0.06	0.06
Total annual fund operating expenses after expense reimbursement	1.62	1.36	1.19	0.88	0.68	0.57	0.53

2 The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

3 Restated to reflect current fees.

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$668	$270	$343	$93	$66	$54	$445	$274	$120	$347	$99	$72	$61	$168
3 years	872	533	545	297	215	183	654	545	381	561	315	230	210	529
5 years	1,093	920	765	517	376	323	880	941	662	791	550	403	371	914
10 years	1,727	1,820	1,396	1,152	844	732	1,529	1,590	1,463	1,453	1,222	904	839	1,994

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$165	$138	$121	$90	$69	$58	$54		1 year	$170	$174
3 years	517	437	386	289	233	196	183		3 years	533	545
5 years	894	758	672	505	410	345	323		5 years	920	941
10 years	1,952	1,666	1,485	1,128	924	781	732		10 years	1,820	1,590

American Funds Mortgage Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees[3]	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.25	none	none	0.23
Other expenses	0.19	0.19	0.22	0.17	0.15	0.04	0.23
Total annual fund operating expenses	0.62	1.37	0.65	0.60	0.33	0.22	0.64

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees[3]	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Distribution and/or service (12b-1) fees	1.00	0.50	0.25	0.25	none	none	1.00
Other expenses	0.24	0.18	0.26	0.22	0.24	0.17	0.21
Total annual fund operating expenses	1.42	0.86	0.69	0.65	0.42	0.35	1.39
Expense reimbursement	—	—	—	—	—	0.07[2]	—
Total annual fund operating expenses after expense reimbursement	1.42	0.86	0.69	0.65	0.42	0.28	1.39

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees[3]	0.18	0.18	0.18	0.18	0.18	0.18	0.18
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.40	0.31	0.24	0.14	0.21	0.10	0.04
Total annual fund operating expenses	1.33	1.09	0.92	0.57	0.39	0.28	0.22
Expense reimbursement	—	0.05[2]	—	—	—	—	—
Total annual fund operating expenses after expense reimbursement	1.33	1.04	0.92	0.57	0.39	0.28	0.22

2 The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

3 Restated to reflect current fees.

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$436	$239	$315	$61	$34	$23	$413	$245	$88	$319	$66	$43	$29	$142
3 years	566	434	453	192	106	71	548	449	274	465	208	135	105	440
5 years	708	750	603	335	185	124	694	776	477	625	362	235	189	761
10 years	1,120	1,441	1,040	750	418	280	1,120	1,202	1,061	1,087	810	530	436	1,669

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$135	$106	$94	$58	$40	$29	$23		1 year	$139	$145
3 years	421	342	293	183	125	90	71		3 years	434	449
5 years	729	596	509	318	219	157	124		5 years	750	776
10 years	1,601	1,324	1,131	714	493	356	280		10 years	1,441	1,202

American Funds Multi-Sector Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees[2]	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25	0.25	none	none	0.22
Other expenses	0.10	0.10	0.16	0.16	0.14	0.06	0.16
Total annual fund operating expenses	0.73	1.43	0.74	0.74	0.47	0.39	0.71

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees[2]	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%
Distribution and/or service (12b-1) fees	1.00	0.50	0.25	0.25	none	none	1.00
Other expenses	0.16	0.13	0.21	0.21	0.19	0.14	0.16
Total annual fund operating expenses	1.49	0.96	0.79	0.79	0.52	0.47	1.49
Expense reimbursement	—	—	—	—	—	0.02[3]	—
Total annual fund operating expenses after expense reimbursement	1.49	0.96	0.79	0.79	0.52	0.45	1.49

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees[2]	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.40	0.26	0.21	0.16	0.19	0.10	0.06
Total annual fund operating expenses	1.48	1.19	1.04	0.74	0.52	0.43	0.39

3 The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$447	$246	$324	$76	$48	$40	$420	$252	$98	$329	$81	$53	$46	$152
3 years	600	452	481	237	151	125	569	471	306	496	252	167	149	471
5 years	766	782	651	411	263	219	731	813	531	678	439	291	261	813
10 years	1,247	1,522	1,145	918	591	493	1,202	1,283	1,178	1,203	978	653	590	1,779

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$151	$121	$106	$76	$53	$44	$40		1 year	$146	$152
3 years	468	378	331	237	167	138	125		3 years	452	471
5 years	808	654	574	411	291	241	219		5 years	782	813
10 years	1,768	1,443	1,271	918	653	542	493		10 years	1,522	1,283

American Funds Strategic Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees[2]	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25	0.25	none	none	0.24
Other expenses	0.13	0.13	0.14	0.16	0.15	0.04	0.18
Total annual fund operating expenses	0.71	1.41	0.67	0.69	0.43	0.32	0.70

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees[2]	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Distribution and/or service (12b-1) fees	1.00	0.50	0.25	0.25	none	none	1.00
Other expenses	0.18	0.13	0.20	0.21	0.15	0.12	0.11
Total annual fund operating expenses	1.46	0.91	0.73	0.74	0.43	0.40	1.39
Expense reimbursement	—	—	—	—	—	0.02[3]	—
Total annual fund operating expenses after expense reimbursement	1.46	0.91	0.73	0.74	0.43	0.38	1.39

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees[2]	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.32	0.24	0.17	0.12	0.19	0.08	0.04
Total annual fund operating expenses	1.35	1.12	0.95	0.65	0.47	0.36	0.32

3 The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$445	$244	$317	$70	$44	$33	$419	$249	$93	$323	$76	$44	$39	$142
3 years	594	446	459	221	138	103	566	462	290	478	237	138	126	440
5 years	755	771	614	384	241	180	726	797	504	646	411	241	222	761
10 years	1,224	1,500	1,064	859	542	406	1,190	1,261	1,120	1,134	918	542	503	1,669

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$137	$114	$97	$66	$48	$37	$33		1 year	$144	$149
3 years	428	356	303	208	151	116	103		3 years	446	462
5 years	739	617	525	362	263	202	180		5 years	771	797
10 years	1,624	1,363	1,166	810	591	456	406		10 years	1,500	1,261

Short-Term Bond Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees[3]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25	0.25	none	none	0.24
Other expenses	0.11	0.11	0.11	0.16	0.14	0.04	0.17
Total annual fund operating expenses	0.66	1.36	0.61	0.66	0.39	0.29	0.66

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees[3]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	1.00	0.50	0.25	0.25	none	none	1.00
Other expenses	0.17	0.13	0.17	0.16	0.16	0.17	0.13
Total annual fund operating expenses	1.42	0.88	0.67	0.66	0.41	0.42	1.38
Expense reimbursement	—	—	—	—	—	0.07[2]	—
Total annual fund operating expenses after expense reimbursement	1.42	0.88	0.67	0.66	0.41	0.35	1.38

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees[3]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.38	0.27	0.19	0.13	0.19	0.09	0.04
Total annual fund operating expenses	1.38	1.12	0.94	0.63	0.44	0.34	0.29

2 The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

3 Restated to reflect current fees.

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$316	$238	$311	$67	$40	$30	$316	$245	$90	$317	$67	$42	$36	$140
3 years	456	431	440	211	125	93	456	449	281	459	211	132	128	437
5 years	609	745	582	368	219	163	609	776	488	614	368	230	228	755
10 years	1,052	1,443	993	822	493	368	1,052	1,215	1,084	1,064	822	518	523	1,657

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$140	$114	$96	$64	$45	$35	$30		1 year	$138	$145
3 years	437	356	300	202	141	109	93		3 years	431	449
5 years	755	617	520	351	246	191	163		5 years	745	776
10 years	1,657	1,363	1,155	786	555	431	368		10 years	1,443	1,215

2. The “Annual fund operating expenses” table and the information under the heading “Example” in the “Fees and expenses of the fund” summary section of the prospectus for American Funds Emerging Markets Bond Fund is amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees[3]	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25	0.25	none	none	0.24
Other expenses	0.21	0.21	0.20	0.22	0.20	0.09	0.25
Total annual fund operating expenses	0.97	1.67	0.91	0.93	0.66	0.55	0.95

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees[3]	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and/or service (12b-1) fees	1.00	0.50	0.25	0.25	none	none	1.00
Other expenses	0.25	0.20	0.25	0.27	0.22	0.16	0.20
Total annual fund operating expenses	1.71	1.16	0.96	0.98	0.68	0.62	1.66
Expense reimbursement	—	—	—	—	—	0.02[2]	0.02[2]
Total annual fund operating expenses after expense reimbursement	1.71	1.16	0.96	0.98	0.68	0.60	1.64

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees[3]	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.34	0.23	0.22	0.19	0.25	0.12	0.09
Total annual fund operating expenses	1.55	1.29	1.18	0.90	0.71	0.58	0.55
Expense reimbursement	—	0.01[2]	—	—	—	—	—
Total annual fund operating expenses after expense reimbursement	1.55	1.28	1.18	0.90	0.71	0.58	0.55
[2]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$470	$270	$341	$95	$67	$56	$444	$274	$118	$345	$100	$69	$61	$167
3 years	672	526	533	296	211	176	642	539	368	548	312	218	197	521
5 years	891	907	741	515	368	307	857	928	638	768	542	379	344	900
10 years	1,520	1,790	1,342	1,143	822	689	1,476	1,546	1,409	1,399	1,201	847	772	1,964

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$158	$130	$120	$92	$73	$59	$56		1 year	$170	$174
3 years	490	408	375	287	227	186	176		3 years	526	539
5 years	845	707	649	498	395	324	307		5 years	907	928
10 years	1,845	1,556	1,432	1,108	883	726	689		10 years	1,790	1,546

3. The table under the heading “Portfolio managers” in the “Management” section of the summary portion of the American Funds Multi-Sector Income Fund prospectus is amended in its entirety to read as follows:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Damien J. McCann President	3 years	Partner – Capital Fixed Income Investors
Kirstie Spence Senior Vice President	3 years	Partner – Capital Fixed Income Investors
Scott Sykes Senior Vice President	3 years	Partner – Capital Fixed Income Investors
Shannon Ward Senior Vice President	3 years	Partner – Capital Fixed Income Investors
Xavier Goss Vice President	Less than 1 year	Vice President – Capital Fixed Income Investors

4. The information under the heading “The Capital SystemSM” in the “Management and organization” section of the American Funds Multi-Sector Income Fund prospectus is amended in its entirety to read as follows:

Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
Damien J. McCann	Investment professional for 22 years, all with Capital Research and Management Company or affiliate	3 years	Serves as a fixed income portfolio manager
Kirstie Spence	Investment professional for 26 years, all with Capital Research and Management Company or affiliate	3 years	Serves as a fixed income portfolio manager
Scott Sykes	Investment professional for 21 years in total, 17 years with Capital Research and Management Company or affiliate	3 years	Serves as a fixed income portfolio manager
Shannon Ward	Investment professional for 30 years in total, 5 years with Capital Research and Management Company or affiliate	3 years	Serves as a fixed income portfolio manager
Xavier Goss	Investment professional for 19 years in total; 1 year with Capital Research and Management Company or affiliate	Less than 1 year	Serves as a fixed income portfolio manager

Keep this supplement with your prospectus.

Lit. No. MFGEBS-515-0522P Printed in USA CGD/UW/10039-S88303

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ATTACHED SUMMARY PROSPECTUS AND PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ATTACHED ENGLISH LANGUAGE SUMMARY PROSPECTUS AND PROSPECTUS SUPPLEMENT ARE A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	COURTNEY R. TAYLOR
COURTNEY R. TAYLOR
SECRETARY